Income Taxes - Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2016	Oct. 31, 2015
Current:
Federal	$ 0	$ 0
State	(3)	3
Deferred:
Federal	(1,709)	182
State	(692)	181
Impact of change in effective tax rates on deferred taxes	0	0
Change in: valuation allowance	2,404	(363)
Income taxes		$ 3